BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of Lease Liabilities Recognised

Operating lease commitments disclosed as at December 31, 2018	55,222
Discounted using the lessee's incremental borrowing rate of at the date of initial application	46,887
Lease liability recognised as at January 1, 2019	46,887

Lease liabilities

January 1, 2019	46,887
Additions (1)	23,590
Additions from business combinations (note 25.12)	3,347
Foreign exchange difference (1)	(92)
Interest expense (1)	3,464
Payments (2)	(15,833)
December 31, 2019	61,363

(1) Non-cash transactions.
(2) Cash transactions.

Disclosure of effect of adoption of IFRS 16

The effect of adoption IFRS 16 as at January 1, 2019 (increase/(decrease)) is as follows:

Assets
Right-of-use assets	46,567
Prepayments	(1,652)

Liabilities
Lease liabilities	46,887

Total adjustment on equity:
Retained earnings	(1,972)

Disclosure of subsidiaries
Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2019	2018	2017
Sistemas UK Limited	United Kingdom	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Globant, LLC	United States of America	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
Global Systems Outsourcing S. de R.L. de C.V.	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Holding, investment, software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Holding and investment activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Huddle Group S.A. (1)	Argentina	Software development and consultancy	-	-	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A. (2)	Argentina	Software development and consultancy	100.00%	100.00%	66.73%
We Are London Limited	United Kingdom	Service design consultancy	100.00%	100.00%	100.00%

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2019	2018	2017
Difier S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC	Belarus	Software development and consultancy	100.00%	100.00%	-
Globant Canada Corp.	Canada	Software development and consultancy	100.00%	100.00%	100.00%
Globant France S.A.S.	France	Software development and consultancy	100.00%	100.00%	-
Small Footprint S.R.L.	Romania	Software development and consultancy	100.00%	100.00%	-
Globant Ventures S.A.S. (3)	Argentina	Holding and investment activities	100.00%	100.00%	-
Software Product Creation SL Dubai Branch (4)	United Arab Emirates	Software development and consultancy	100.00%	-	-
Avanxo (Bermuda) Limited (5)	Bermuda	Holding, investment activities and software development	100.00%	-	-
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable (5)	Mexico	Cloud consulting and implementation services	100.00%	-	-
Avanxo Servicios S.A. de C.V. (5)	Mexico	Cloud consulting and implementation services	100.00%	-	-
Avanxo Brasil Tecnología da Informacao LTDA (5)	Brasil	Cloud consulting and implementation services	100.00%	-	-
Orizonta Consutoria De Negocios E Tecnologia LTDA (5)	Brasil	Cloud consulting and implementation services	100.00%	-	-
Avanxo S.A. (5)	Argentina	Cloud consulting and implementation services	100.00%	-	-
Avanxo - Sucursal del Perú (5)	Perú	Cloud consulting and implementation services	100.00%	-	-
Avanxo Colombia (5)	Colombia	Cloud consulting and implementation services	100.00%	-	-
Belatrix Global Corporation S.A. (6)	Spain	Holding and investment activities	100.00%	-	-
BSF S.A. (6)	Argentina	Agile product development services	100.00%	-	-
Belatrix Peru SAC (6)	Peru	Agile product development services	100.00%	-	-
Belatrix Colombia SAS (6)	Colombia	Agile product development services	100.00%	-	-
Belatrix Service Corp (6)	United States Of America	Agile product development services	100.00%	-	-

(1)	On December 31, 2017, Huddle Group S.A. was merged into Sistemas Globales S.A. (currently under registration).

(2)	On October 26, 2018, the sellers exercised the put option on the non-controlling interest of Dynaflows (see note 25.2).

(3)	Globant Ventures S.A.S was registered on January 17, 2019.

(4)	Software Product Creation SL Dubai Branch obtained its definitive professional license on February 21, 2019.

(5)	Avanxo (Bermuda) Limited along with its subsidiaries in Brazil, Mexico, Colombia, Peru, Argentina and the United States ("Avanxo Group") were acquired on February 1, 2019 (see note 25.8).

(6)	Belatrix Global Corporation S.A along with its subsidiaries in Peru, Colombia, Spain, the United States and Argentina ("Belatrix Group") were acquired on August 9, 2019 (see note 25.9).